Warrants (Details) - Schedule of Predecessor Warrants Outstanding	2 Months Ended
Mar. 31, 2024 $ / shares shares
12/31/2022 [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 1.76
Weighted average remaining life	1 year 10 months 13 days
12/31/2022 [Member] | Predecessor [Member]
Class of Warrant or Right [Line Items]
Preferred Warrants (Predecessor)	1,849,638
12/31/2022 [Member] | Successor [Member]
Class of Warrant or Right [Line Items]
Public Warrants (Successor)
Conversion Warrants (Successor)
Common Warrants (Successor)
Series A Preferred Warrants (Successor)
3/31/2023 [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 1.76
Weighted average remaining life	1 year 7 months 17 days
3/31/2023 [Member] | Predecessor [Member]
Class of Warrant or Right [Line Items]
Preferred Warrants (Predecessor)	1,849,638
3/31/2023 [Member] | Successor [Member]
Class of Warrant or Right [Line Items]
Public Warrants (Successor)
Conversion Warrants (Successor)
Common Warrants (Successor)
Series A Preferred Warrants (Successor)
12/31/2023 [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 1.76
Weighted average remaining life	10 months 13 days
12/31/2023 [Member] | Predecessor [Member]
Class of Warrant or Right [Line Items]
Preferred Warrants (Predecessor)	1,849,638
12/31/2023 [Member] | Successor [Member]
Class of Warrant or Right [Line Items]
Public Warrants (Successor)
Conversion Warrants (Successor)
Common Warrants (Successor)
Series A Preferred Warrants (Successor)
2/13/2024 [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 1.76
Weighted average remaining life	9 months
2/13/2024 [Member] | Predecessor [Member]
Class of Warrant or Right [Line Items]
Preferred Warrants (Predecessor)
2/13/2024 [Member] | Successor [Member]
Class of Warrant or Right [Line Items]
Public Warrants (Successor)
Conversion Warrants (Successor)
Common Warrants (Successor)
Series A Preferred Warrants (Successor)
2/14/2024 [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 11.56
Weighted average remaining life	4 years 9 months 10 days
2/14/2024 [Member] | Predecessor [Member]
Class of Warrant or Right [Line Items]
Preferred Warrants (Predecessor)
2/14/2024 [Member] | Successor [Member]
Class of Warrant or Right [Line Items]
Public Warrants (Successor)	9,222,504
Conversion Warrants (Successor)	324,999
Common Warrants (Successor)	612,746
Series A Preferred Warrants (Successor)	2,500,000,000
3/31/2024 [Member]
Class of Warrant or Right [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 11.56
Weighted average remaining life	4 years 7 months 24 days
3/31/2024 [Member] | Predecessor [Member]
Class of Warrant or Right [Line Items]
Preferred Warrants (Predecessor)
3/31/2024 [Member] | Successor [Member]
Class of Warrant or Right [Line Items]
Public Warrants (Successor)	9,222,504
Conversion Warrants (Successor)	324,999
Common Warrants (Successor)	612,746
Series A Preferred Warrants (Successor)	2,500,000,000